Investments Held in Trust (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Oct. 04, 2012	Dec. 31, 2012
Debt Instrument, Maturity Date Range, Start		Apr. 05, 2012
Debt Instrument, Maturity Date Range, End		Oct. 04, 2012
Debt Instrument, Unamortized Discount		$ 244
Us Treasury Securities [Member]
Held-to-maturity Securities, Debt Maturities, Date		Jan. 03, 2013
Six Month T Bills [Member]
Held-to-maturity Securities, Debt Maturities, Date		Jan. 03, 2013
Investment Income, Interest	26,359	7,066
Reinvestment In Debt	$ 35,992,690